Attorneys and Counselors at Law

Daniel H. April	Of Counsel
Patrick J. Dolan	David F. Cunningham
Megan H. Koehler

July 19, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust”)
File Nos. 33-14905/811-05201
Post-Effective Amendment (“PEA”) No. 150 and Amendment No. 166

Ladies and Gentlemen:

Pursuant to rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, electronically transmitted herewith for filing via EDGAR on behalf of the Trust to add a new series, the Thornburg Core Plus Bond Fund, is PEA No. 150 under the 1933 Act and Amendment No. 166 under the 1940 Act to the Trust’s currently effective registration statement on Form N-1A (“Registration Statement”).

The Trust anticipates that this filing shall become effective on October 2, 2023 pursuant to rule 485(a)(2) of the 1933 Act. At or before that time, the Trust will file another PEA to its Registration Statement under Rule 485(b) of the 1933 Act and Amendment under the 1940 Act, with such filing to be effective not earlier than the effective date of PEA No. 150 and Amendment No. 166. The purpose of that filing will be to incorporate any comments made by the staff on this filing and to update any missing information and/or file updated exhibits to the Registration Statement.

Please contact me or Daniel April with any questions. We appreciate the staff’s time and attention to our filings.

Sincerely,

/s/ Megan H. Koehler

Megan H. Koehler

Enclosures

460 St. Michael’s Drive	E-mail: mkoehler@catchlaw.com	Tel.: (505) 988-2900
Suite 603	Web address: www.catchlaw.com	Extension 108
Santa Fe, New Mexico 87505		Fax: (505) 988-2901